Impairment of long-lived assets (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trademark [Member]
Impairment of long-lived assets [Abstract]
Carrying amount of trademark	[1]	$ 125,528	$ 125,528	$ 125,528
Assets or Cash-Generating Units [Member]
Impairment of long-lived assets [Abstract]
Projection period, calculation of recoverable amounts		five-year
Growth rate		2.50%	2.40%
Discount rate		9.21%	9.49%
Impairment loss		$ 0	$ 0
Assets or Cash-Generating Units [Member] | Trademark [Member]
Impairment of long-lived assets [Abstract]
Carrying amount of trademark		$ 125,528	$ 125,528

[1]	Corresponds to the rights on the ‘Marmex’ trademark associated with the maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 11). The trademark is considered an intangible asset with an indefinite life since it is not possible to determine a specific time frame for the future economic benefits expected to be obtained; likewise, there is a high degree of certainty of maintaining the contractual rights of the trademark indefinitely.